Bonds and securities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2019
Bonds and securities at amortized cost (Tables) [Abstract]
Bonds and securities at amortized

24.  Bonds and securities at amortized cost

	R$ thousand
	Amortized cost	Gross unrealized gains (2)	Gross unrealized losses (2)	Fair value
Securities:
Brazilian government securities	82,661,682	7,677,826	(1,681)	90,337,827
Corporate debt securities	57,943,056	598,676	(1,955,900)	56,585,832
Balance on December 31, 2018 (1)	140,604,738	8,276,502	(1,957,581)	146,923,659

Securities:
Brazilian government securities	89,114,107	11,814,621	(538,480)	100,390,248
Corporate debt securities	77,804,253	970,671	(649,528)	78,125,396
Balance on December 31, 2019 (1)	166,918,360	12,785,292	(1,188,008)	178,515,644

(1) In 2019 and 2018, no reclassifications were made of Financial Assets at amortized cost - Bonds and securities for other categories of financial assets; and

(2) Unrealized gains and losses on amortized costs assets have not been recognized in comprehensive income.

Maturity

Maturity

	R$ thousand
	On December 31, 2019		On December 31, 2018
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	51,513,100	52,049,525	4,257,886	4,213,891
From 1 to 5 years	53,600,975	56,134,668	91,922,854	94,608,001
From 5 to 10 years	31,572,806	31,489,480	16,437,110	16,307,290
Over 10 years	30,231,479	38,841,971	27,986,888	31,794,477
Total	166,918,360	178,515,644	140,604,738	146,923,659

Reconciliation of expected losses of financial assets at amortized cost:

Reconciliation of expected losses of financial assets at amortized cost:

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss of financial assets at amortized cost on January 1, 2018	91,223	505,955	1,467,942	2,065,120
Transferred to Stage 1	-	(1,372)	(49,146)	(50,518)
Transferred to Stage 2	(39,578)	-	(114,523)	(154,101)
Transferred to Stage 3	-	(30,374)	-	(30,374)
Transferred from Stage 1	-	39,578	-	39,578
Transferred from Stage 2	1,372	-	30,374	31,746
Transferred from Stage 3	49,146	114,523	-	163,669
Assets originated or purchased/Assets settled/Reversal	76,044	160,711	720,164	956,919
Expected loss of financial assets at amortized cost on December 31, 2018	178,207	789,021	2,054,811	3,022,039
Transferred to Stage 1	-	(12,246)	-	(12,246)
Transferred to Stage 2	(42,073)	-	(67,004)	(109,077)
Transferred to Stage 3	-	(474,161)	-	(474,161)
Transferred from Stage 1	-	42,073	-	42,073
Transferred from Stage 2	12,246	-	474,161	486,407
Transferred from Stage 3	-	67,004	-	67,004
New assets originated or purchased/Assets settled or paid	150,962	280,647	1,179,829	1,611,438
Expected loss of financial assets at amortized cost on December 31, 2019	299,342	692,338	3,641,797	4,633,477